LONG-TERM BORROWINGS DUE TO RELATED PARTY - Additional Information (Details) - Long-term Borrowings	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Interest Expense, Long-term Debt	¥ 617,611	$ 92,212	¥ 693,641	¥ 763,220
Guaranteed or collateralized	¥ 0		¥ 0